Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale	12 Months Ended
Dec. 31, 2024
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale [Abstract]
Non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale
18.	Non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale:

(a)	At the end of each year, the item is composed as follows:

	2024	2023
	MCh$	MCh$

Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded in judicial auction	27,854	20,012
Assets received in lieu of payment	17,022	5,912
Provision for assets received in lieu of payment or awarded	(3,456)	(2,022)

Non-current assets for sale
Investments in other companies	—	—
Assets for recovery of assets transferred in financial leasing operations	603	1,555

Disposal groups held for sale		—
Total	42,023	25,457

(*)	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired in this manner does not exceed 20% of the Bank’s effective equity.

(b)	The changes of the provision for assets received in lieu of payment during the periods 2024 and 2023 are as follows:

Provision for assets received in lieu of payment	MCh$

Balance as of January 1, 2023	1,042
Provisions used	(1,032)
Provisions established	2,012
Provisions released	—
Balance as of December 31, 2023	2,022
Provisions used	(1,890)
Provisions established	3,324
Provisions released	—
Balance as of December 31, 2024	3,456

(c)	The Bank does not present liabilities included in the disposal group for sale during the years 2024 and 2023.